Note Allowance for loan losses (Troubled debt restructurings loan count by type of modification) (Detail) - loans	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	1,346	1,972
Extension of Maturity Date	125	128
Combination Interest Rate Reduction Maturity Date Extension	376	522
Other Modifications	668	842
CRE non-owner occupied
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	4	7
Extension of Maturity Date	2	1
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
CRE owner occupied
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	4	43
Extension of Maturity Date	17	7
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
Commercial and industrial
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	3	36
Extension of Maturity Date	40	7
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	0	0
Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	55	78
Extension of Maturity Date	39	80
Combination Interest Rate Reduction Maturity Date Extension	348	505
Other Modifications	125	170
Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	1	1
Combination Interest Rate Reduction Maturity Date Extension	9	1
Other Modifications	0	0
Credit cards
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	491	766
Extension of Maturity Date	0	0
Combination Interest Rate Reduction Maturity Date Extension	5	2
Other Modifications	537	668
Home equity lines of credit
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	14	1
Combination Interest Rate Reduction Maturity Date Extension	8	5
Other Modifications	1	1
Personal
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	757	1,007
Extension of Maturity Date	6	19
Combination Interest Rate Reduction Maturity Date Extension	2	1
Other Modifications	3	1
Auto
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	0	0
Extension of Maturity Date	5	12
Combination Interest Rate Reduction Maturity Date Extension	4	8
Other Modifications	1	2
Other
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Reduction In Interest Rate	32	35
Extension of Maturity Date	1	0
Combination Interest Rate Reduction Maturity Date Extension	0	0
Other Modifications	1	0